Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 16,020,269	$ 11,511,769
Less: allowance for doubtful accounts	(446,527)	(639,991)
Accounts receivable, net	$ 15,573,742	$ 10,871,778